Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year		$ 303,095	$ 173,781	$ 986,374
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment		360,101	(732,673)	(9,108)
Currency translation adjustment from participation in non-consolidated companies	[1]	42,285	(91,110)	980,884
Changes in fair value of financial instruments at fair value through other comprehensive income		(77,433)	602,889	(554,737)
Income tax related to financial instruments at fair value		10,480	28,968	(46,859)
Changes in the fair value of derivatives classified as cash flow hedges	[2]	112,027	(76,039)	22,721
Income tax relating to cash flow hedges		(33,640)	22,847	(6,824)
Other		(519)	(875)	(300)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations		(45,877)	775	(52,127)
Income tax relating to remeasurement of post employment benefit obligations		13,581	6,052	4,829
Remeasurement of post employment benefit obligations from participation in non-consolidated companies		(19)	284	6,013
Other comprehensive income (loss) for the year, net of tax		380,986	(238,882)	344,492
Total comprehensive income (loss) for the year		684,081	(65,101)	1,330,866
Attributable to:
Owners of the parent		506,145	158,145	1,141,928
Non-controlling interest		$ 177,936	$ (223,246)	$ 188,938

[1]	See note 3 (c).
[2]	See note 22.